Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Temporary equity, shares redemption	11,500,000	11,500,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Temporary equity, shares authorized		11,500,000
Temporary equity, par value		$ 10.15
Common Class A [Member]
Temporary equity, shares redemption	11,500,000	11,500,000
Temporary equity, redemption price per share	$ 10.15	$ 10.15
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	479,000,000	479,000,000
Common stock, shares issued	528,075	528,075
Common stock, shares outstanding	528,075	528,075
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000